Quarterly Report
February 29, 2024
MFS®  International Growth Fund
FGF-Q3

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 2.5%
Rolls-Royce Holdings PLC (a)	76,427,792	$356,088,361
Singapore Technologies Engineering Ltd.	16,914,500	50,031,370
		$406,119,731
Alcoholic Beverages – 5.6%
Diageo PLC	8,048,280	$300,919,653
Heineken N.V.	3,913,351	361,287,970
Pernod Ricard S.A.	1,404,717	234,640,501
		$896,848,124
Apparel Manufacturers – 4.8%
Burberry Group PLC	3,794,636	$61,551,079
Kering S.A.	277,420	127,445,035
LVMH Moet Hennessy Louis Vuitton SE	637,102	580,334,816
		$769,330,930
Brokerage & Asset Managers – 1.9%
Deutsche Boerse AG	956,113	$200,059,743
London Stock Exchange Group PLC	983,638	110,208,480
		$310,268,223
Business Services – 2.0%
Experian PLC	5,107,356	$218,231,393
Nomura Research Institute Ltd.	3,880,600	108,818,319
		$327,049,712
Chemicals – 0.4%
UPL Ltd.	12,634,957	$71,573,899
Computer Software – 7.4%
Dassault Systemes SE	3,814,147	$178,022,740
Kingsoft Corp.	13,034,400	36,375,457
Oracle Corp. Japan	1,235,800	94,547,932
SAP SE	4,446,797	830,877,864
Wisetech Global Ltd.	906,184	55,650,555
		$1,195,474,548
Computer Software - Systems – 8.0%
Amadeus IT Group S.A.	4,810,623	$282,738,961
Cap Gemini S.A.	1,304,924	316,908,160
Hitachi Ltd.	8,118,100	685,804,005
		$1,285,451,126
Construction – 0.4%
Kingspan Group PLC	736,274	$66,430,426
Consumer Products – 3.0%
AmorePacific Corp.	1,068,805	$95,996,604
Haleon PLC	24,681,244	103,263,654
KOSE Corp.	305,000	17,009,772
Reckitt Benckiser Group PLC	4,265,418	269,104,073
		$485,374,103

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.7%
Mitsubishi Heavy Industries Ltd.	1,055,300	$83,237,210
Schneider Electric SE	2,986,700	677,239,400
		$760,476,610
Electronics – 5.9%
ASML Holding N.V.	230,931	$217,268,188
SK Hynix, Inc.	626,845	73,530,481
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,070,261	652,390,483
		$943,189,152
Energy - Independent – 1.0%
Reliance Industries Ltd.	4,530,835	$159,646,481
Entertainment – 0.2%
Lottery Corp. Ltd.	9,463,337	$31,247,929
Food & Beverages – 3.4%
Nestle S.A.	5,285,087	$548,379,695
Food & Drug Stores – 0.5%
Ocado Group PLC (a)	1,950,092	$12,588,624
Sugi Holdings Co. Ltd.	3,970,400	62,222,884
		$74,811,508
Gaming & Lodging – 2.8%
Aristocrat Leisure Ltd.	3,714,591	$112,587,362
Flutter Entertainment PLC (a)	1,209,620	261,176,717
Sands China Ltd. (a)	27,145,200	77,315,021
		$451,079,100
Insurance – 2.8%
AIA Group Ltd.	47,077,000	$382,412,313
Ping An Insurance Co. of China Ltd., “H”	14,639,000	65,627,294
		$448,039,607
Internet – 1.9%
LY Corp.	30,178,200	$83,114,853
NAVER Corp.	597,497	87,497,683
Tencent Holdings Ltd.	3,823,100	135,355,172
		$305,967,708
Leisure & Toys – 0.4%
Prosus N.V.	2,209,579	$64,455,139
Machinery & Tools – 5.4%
Assa Abloy AB	10,611,480	$302,383,778
Delta Electronics, Inc.	15,236,000	141,951,059
GEA Group AG	3,743,204	150,781,486
RB Global, Inc.	3,637,591	274,437,566
		$869,553,889
Major Banks – 1.2%
DBS Group Holdings Ltd.	7,712,400	$191,040,312
Medical Equipment – 4.9%
EssilorLuxottica	1,635,377	$346,715,669
QIAGEN N.V.	3,376,999	144,662,153
Sonova Holding AG	434,257	133,711,970

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Terumo Corp.	4,017,600	$156,394,835
		$781,484,627
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	17,161,700	$51,948,693
Oil Services – 0.3%
Tenaris S.A.	2,925,819	$51,923,713
Other Banks & Diversified Financials – 4.8%
Credicorp Ltd.	931,344	$159,148,063
Element Fleet Management Corp.	8,681,839	144,894,561
Grupo Financiero Banorte S.A. de C.V.	16,928,608	175,024,381
HDFC Bank Ltd.	9,888,131	167,361,682
Kasikornbank Co. Ltd.	14,076,200	48,274,713
Kotak Mahindra Bank Ltd.	3,396,210	69,199,065
		$763,902,465
Pharmaceuticals – 6.7%
Chugai Pharmaceutical Co. Ltd.	2,979,100	$119,227,588
Hypera S.A.	6,922,300	45,785,686
Merck KGaA	856,576	146,089,173
Novartis AG	2,593,673	262,461,465
Roche Holding AG	1,925,397	504,998,965
		$1,078,562,877
Precious Metals & Minerals – 2.4%
Agnico Eagle Mines Ltd. (l)	3,712,662	$178,062,240
Franco-Nevada Corp.	1,988,075	208,146,172
		$386,208,412
Railroad & Shipping – 1.0%
Canadian Pacific Kansas City Ltd.	1,926,507	$163,571,751
Restaurants – 1.0%
Pluxee N.V. (a)	584,511	$16,700,025
Sodexo	584,511	46,559,178
Yum China Holdings, Inc.	1,559,783	66,899,093
Yum China Holdings, Inc.	665,750	29,080,593
		$159,238,889
Specialty Chemicals – 9.8%
Air Liquide S.A.	1,737,177	$352,789,769
Akzo Nobel N.V.	1,488,838	108,359,174
Linde PLC	1,118,449	501,982,280
Nitto Denko Corp.	2,053,700	188,356,290
Resonac Holdings Corp.	4,451,000	107,326,341
Sika AG	478,498	138,244,178
Symrise AG	1,722,888	176,079,842
		$1,573,137,874
Specialty Stores – 0.9%
Alibaba Group Holding Ltd.	8,714,500	$81,140,182
Zalando SE (a)	3,126,065	65,951,237
		$147,091,419
Telecommunications - Wireless – 0.2%
Advanced Info Service Public Co. Ltd.	6,181,300	$35,159,214

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.3%
ITC Ltd.	10,391,152	$50,917,945
Total Common Stocks		$15,904,955,831
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 5.37% (v)	62,504,228	$62,504,228

Other Assets, Less Liabilities – 0.8%		132,945,964
Net Assets – 100.0%		$16,100,406,023
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $62,504,228 and $15,904,955,831, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$15,904,955,831	$—	$—	$15,904,955,831
Mutual Funds	62,504,228	—	—	62,504,228
Total	$15,967,460,059	$—	$—	$15,967,460,059
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At February 29, 2024, the value of securities loaned was $24,307,175. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $25,561,969.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$219,808,998	$1,462,675,252	$1,620,065,137	$63,729	$21,386	$62,504,228
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,012,074	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2024, are as follows:
France	17.9%
Germany	10.6%
Japan	10.6%
Switzerland	9.9%
United Kingdom	8.9%
Canada	6.0%
Taiwan	4.9%
Netherlands	4.7%
United States	4.3%
Other Countries	22.2%